Note 18 - Subsequent Events	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Subsequent Events [Text Block]

18. SUBSEQUENT EVENTS

In February 2023, we entered into a confidential patent license and settlement agreement and in March 2023, we received a payment of $25 million with respect thereto.

In February 2023, we dismissed our two patent enforcement actions against Intel Corporation (see Note 13).

In January 2023, we received aggregate proceeds of approximately $0.7 million from the sale of convertible notes to accredited investors.  The notes mature five years from the date of issuance and are convertible, at the holders' option, into shares of our common stock at a fixed conversion price of $0.16 per share, except that the maturity date of $0.5 million of the notes may be extended for up to ten (10) one-year periods at the option of the holder.  The notes bear interest at a stated rate of 9% per annum.  Interest is payable quarterly, and we may elect, subject to certain equity conditions, to pay interest in cash, shares of our common stock, or a combination thereof.  In January 2023, we received aggregate proceeds of approximately $0.14 million from the sale of common stock to accredited investors at a price of $0.16 per share.  We entered into registration rights agreements with the investors pursuant to which we will register the shares.  We have committed to file the registration statement by April 7, 2023 and to cause the registration statement to become effective by April 30, 2023 (or in the event of a review by the Securities and Exchange Commission, by June 30, 2023).  The registration rights agreements provide for liquidated damages upon the occurrence of certain events including failure by us to file the registration statement or cause it to become effective by the deadlines set forth above.  The amount of the liquidated damages is 1.0% of the aggregate subscription upon the occurrence of the event, and monthly thereafter, up to a maximum of 6%, or approximately $0.05 million.

On January 16, 2023, the Board amended the 2019 Long-Term Incentive Plan to increase the number of shares of common stock reserved for issuance under the 2019 Plan from 27 million shares to 30 million shares.